Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated entities [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	¥ 3,712
Exploration costs	36,913	¥ 43,659	¥ 35,164
Development costs	146,158	187,696	159,681
Total	186,783	231,355	194,845
Consolidated entities [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	0
Exploration costs	35,862	41,687	33,618
Development costs	129,738	166,321	134,634
Total	165,600	208,008	168,252
Consolidated entities [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Property acquisition costs	3,712
Exploration costs	1,051	1,972	1,546
Development costs	16,420	21,375	25,047
Total	21,183	23,347	26,593
Equity method investments [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	1,462	2,178	3,114
Equity method investments [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	0
Equity method investments [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	¥ 1,462	¥ 2,178	¥ 3,114